Document and Entity Information	Sep. 08, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001512762
Document Type	8-K/A
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	COHERUS BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36721
Entity Tax Identification Number	27-3615821
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CHRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 8, 2023, Coherus BioSciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting that on September 8, 2023, pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated June 15, 2023 by and among the Company, Crimson Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub I”), Crimson Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub II”), and Surface Oncology, Inc., a Delaware corporation (“Surface”), Merger Sub I merged with and into Surface (the “First Merger”), with Surface surviving such First Merger as a wholly owned subsidiary of the Company, and, as part of the same overall transaction, promptly after the First Merger, the surviving entity of the First Merger merged with and into Merger Sub II (the “Second Merger” and together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger. This Current Report on Form 8-K/A amends Item 9.01 of the Original Form 8-K to include the audited consolidated financial statements and unaudited pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, which were not included in the Original Form 8-K pursuant to Items 9.01(a)(3) and (b)(2) of Form 8-K.